Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Jul. 30, 2021
Unsecured Committed Liquidity Facility
Disclosure of transactions between related parties [line items]
Borrowings				£ 600
Santander UK Investments
Disclosure of transactions between related parties [line items]
Rental expense	£ 6	£ 4
Santander Consumer (UK) | PSA Finance UK Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold					50.00%
Volvo Car Financial Services UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			50.00%
Volvo Car Financial Services UK Limited | Santander Consumer (UK)
Disclosure of transactions between related parties [line items]
Amout of dealer lending transferred		£ 390